Income taxes - Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
Current tax charge	€ 636	€ 596	€ 555
Adjustment in respect of current tax from prior periods	(9)	(38)	(10)
Total current tax	627	558	545
Deferred tax:
Relating to the origination and reversal of temporary differences	27	(71)	11
Adjustment in respect of deferred income tax from prior periods	3	2	(22)
Relating to changes in tax rates or the imposition of new taxes	(67)	3	0
Total deferred tax	(37)	(66)	(11)
Income tax charge per the consolidated income statement	€ 590	€ 492	€ 534